Pax MSCI International ESG Index Fund
Pax MSCI International ESG Index Fund Summary of Key Information
Investment Objectives
Pax MSCI International ESG Index Fund (the "Fund") seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of the MSCI EAFE ESG Index.
Fees & Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class, Individual Investor Class or Class R shares of the Fund.
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Pax MSCI International ESG Index Fund		Institutional Class	Individual Investor Class	Class R
Management Fee	[1]	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.50%
Total Annual Fund Operating Expenses		0.55%	0.80%	1.05%
[1]	The management fee is a unified fee that includes all of the costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class, Individual Investor Class and Class R shares of the Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class, Individual Investor Class or Class R shares of the Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Fund's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example Pax MSCI International ESG Index Fund (USD $)	1 year	3 year	5 year	10 year
Institutional Class	56	176	307	689
Individual Investor Class	82	255	444	990
Class R	107	334	579	1,283

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Fund's performance. For the fiscal year ending December 31, 2013, the Fund's portfolio turnover rate was 12% of the average value of the portfolio.

Principal Investment Strategies

The Fund employs a "passive management"—or indexing—investment approach designed to track the performance of the MSCI EAFE ESG Index (the "Index"), which is created and maintained by MSCI, Inc. The Index consists of equity securities of issuers organized or operating in developed market countries around the world excluding the U.S. and Canada that have high sustainability or environmental, social and governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually. As of February 28, 2014, the Index included companies with market capitalization between approximately $695 million and $216.5 billion.

Under normal circumstances, the Fund invests more than 80% of its total assets in the component securities of the Index and in American Depositary Receipts, Global Depositary Receipts and Euro Depositary Receipts representing the component securities of the Index. The Fund may use a representative sampling strategy to achieve its investment objective, which means that it may not always hold the same securities in the same proportions as the Index. The Fund also may invest up to 20% of its total assets in certain futures, options and swap contracts, cash and cash equivalents, and stocks not included in the Index, but which Pax World Management LLC ("PWM") believes will help the Fund track the price and yield performance of the Index. Any investments in stocks or stock options not included in the Index will be evaluated by PWM for satisfaction of PWM's ESG criteria. See "Pax Sustainability/ESG Criteria" on page 17. PWM intends that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better. If the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments in the same industry or group of industries. As of the date of this Prospectus, the Index is not concentrated in any industry or group of industries.

Principal Risks

•  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

•  Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

•  Investment Approach Risk The Fund does not attempt to outperform the Index or take defensive positions in declining markets. Accordingly, the Fund's performance would likely be adversely affected by a decline in the Index.

•  Concentration Risk A fund that concentrates in a single industry or group of industries may be more susceptible to an economic, market, political or regulatory occurrence affecting that specific industry or group of industries. If the Index concentrates in an industry or group of industries, the Fund will concentrate in the same industry or group of industries.

•  Non-U.S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Asian/Pacific Investment Risk Certain Asia and Pacific region economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Asia and Pacific region economies generally are dependent on the economies of Europe and the United States, especially with respect to agricultural products and natural resources. Political and social instability and deteriorating economic conditions may result in significant downturns and increased volatility in many Asia and Pacific region economies. Portions of the Asia and Pacific region have historically been prone to natural disasters such as tsunamis and droughts and the region is economically sensitive to environmental events. Any such event could have a significant adverse effect on Asia and Pacific region economies. The Australian and New Zealand economies, in particular, are dependent on exports from the agricultural and mining sectors, which make those economies particularly susceptible to fluctuations in the commodities markets. Australian and New Zealand economies are also increasingly dependent on their growing service industries. Economic events in any one country can have a significant economic effect on the entire Asia and Pacific region.

•  European Investment Risk The Economic and Monetary Union of the European Union ("EU") requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect EU member countries, as well as other European countries. Decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies may have a significant adverse effect on the economies of EU members and their trading partners, including non-member European countries. Additionally, eastern European markets remain relatively undeveloped and may be particularly sensitive to political and economic developments.

•  Currency Risk The U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar.

•  Issuer Risk The value of a security may fluctuate due to factors affecting only the entity that issued the security.

•  Non-Correlation Risk The performance of the Fund and of the Index may vary somewhat for a variety of reasons.

•  Management Risk At any time that the Fund employs a representative sampling strategy, investment decisions made by PWM and the Fund's portfolio manager may cause the Fund to underperform the Index.

•  Small- and Medium-Sized Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

As with all mutual funds, you may lose money by investing in the Fund.

The foregoing descriptions are only summaries. Please see "Risks" on page 13 for more detailed descriptions of the foregoing risks.

Performance Information

The bar chart below presents the calendar year total returns for Institutional Class shares of the Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Fund by showing changes in the Fund's performance from year to year. All performance information shown for the Fund for periods prior to the date of this Prospectus is that of the Predecessor Fund. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance. Updated performance information is available online at www.paxworld.com.

Calendar Year Total Returns

Highest quarterly return: 10.79% (Q1 2012)
Lowest quarterly return: -6.00% (Q2 2012)

Average Annual Total Returns
Periods Ended 12/31/2013

The performance table below presents the average annual total returns for Institutional Class, Individual Investor Class and Class R shares of the Fund. The performance table is intended to provide some indication of the risk of investing in the Fund by showing how the Fund's average annual total returns compare with the returns of a broad-based securities market index over the periods shown. All performance information shown for the Fund for periods prior to the date of this Prospectus is that of the Predecessor Fund. After-tax performance is presented only for Institutional Class Shares of the Fund. After-tax returns for Individual Investor Class and Class R shares would be lower. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold shares of the Fund through tax-deferred arrangements (such as 401(k) plans or individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Returns Pax MSCI International ESG Index Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	[1]	24.96%	8.13%	Jan. 27, 2011
Individual Investor Class	[2]	24.65%	7.86%	Jan. 27, 2011
Class R	[2]	24.39%	7.60%	Jan. 27, 2011
After Taxes on Distributions Institutional Class	[1]	23.81%	7.12%
After Taxes on Distributions and Sale of Fund Shares Institutional Class	[1]	14.06%	5.82%
MSCI EAFE ESG INDEX (reflects no deduction for fees, expenses or taxes)	[3]	24.24%	8.24%	Jan. 27, 2011
MSCI EAFE INDEX (reflects no deduction for fees, expenses or taxes)	[4]	22.78%	7.10%	Jan. 27, 2011
[1]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[2]	As of the date of this Prospectus, Individual Investor Class and Class R shares had not yet commenced operation. The returns shown for Individual Investor Class and Class R shares are those of the Predecessor Fund. These returns have been adjusted to reflect the expenses allocable to Individual Investor Class and Class R shares.
[3]	The MSCI EAFE ESG INDEX is an index of equity securities of issuers organized or operating in developed market countries around the world excluding the U.S. and Canada that have high sustainability or environmental, social and governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually. Performance for the MSCI EAFE ESG Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax. One cannot invest directly in an index.
[4]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax. One cannot invest directly in an index.